Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,765,420	$ 1,511,404
Less: allowance for expected credit losses	(616,640)	(125,643)	$ (164,945)	$ (160,855)
Accounts receivable, net	1,148,780	1,385,761
Non-current accounts receivable	$ 986,752	$ 2,227,089